Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Schedule Of Accrued Expenses And Other Payables Abstract
Other taxes payable	[1]	$ 6,916,501	$ 6,559,454
Payroll payable		392,192	292,126
Other		519,170	291,050
Accrued expenses and other payable		$ 7,827,863	$ 7,142,630

[1]	The balance mainly represented the VAT payable of $5,875,913 and $6,218,723 as of September 30, 2021 and 2022, respectively.